RELATED PARTY TRANSACTIONS - Purchase of Property and Equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Total	Rp 679	Rp 683
% of total property and equipment purchased	2.02%	2.05%
Entities under common control
Transactions with related parties
Total	Rp 207	Rp 301
% of total property and equipment purchased	0.62%	0.90%
INTI
Transactions with related parties
Total	Rp 137	Rp 203
% of total property and equipment purchased	0.41%	0.61%
Others
Transactions with related parties
Total	Rp 70	Rp 98
% of total property and equipment purchased	0.21%	0.29%
Other related entities
Transactions with related parties
Total	Rp 472	Rp 382
% of total property and equipment purchased	1.40%	1.15%
Kopegtel
Transactions with related parties
Total	Rp 144	Rp 130
% of total property and equipment purchased	0.43%	0.39%
Bangtelindo
Transactions with related parties
Total	Rp 135	Rp 64
% of total property and equipment purchased	0.40%	0.19%
Others
Transactions with related parties
Total	Rp 193	Rp 188
% of total property and equipment purchased	0.57%	0.57%